Operating Leases (Tables)	6 Months Ended
Jun. 30, 2021
Kyle's [Member]
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
June 30, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(50,787)
Net balance	$684,287

Lease liability, current portion	110,731
Lease liability, long term	576,381
Total operating lease liabilities	$687,112

Weighted Average Remaining Lease Term – operating leases	56 months

Weighted Average Discount Rate – operating leases	5.5%

Schedule of future minimum lease payments
2021 (remainder of year)	$69,524
2022	167,973
2023	171,282
2024	175,529
2025	148,416
2026	52,558
Total lease payments	785,282
Less imputed interest	(85,907)
Maturities of lease liabilities	$699,375

Wolo [Member]
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
June 30, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	68,155
Net balance	$85,508

Lease liability, current portion	79,536
Lease liability, long term	6,897
Total operating lease liabilities	$86,433

Weighted Average Remaining Lease Term – operating leases	13 months

Weighted Average Discount Rate – operating leases	6%

Schedule of future minimum lease payments
2021 (remainder of year)	$41,214
2022	48,279
Total lease payments	89,493
Less imputed interest	(3,060)
Maturities of lease liabilities	$86,433